Warrants - Common Stock Warrants Activity (Detail) (Common Stock Warrants, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 25, 2013	Nov. 14, 2013
Class of Warrant or Right [Line Items]
Warrants, Beginning Balance	274,420	174,420	174,420
Warrants granted	3,904,362	100,000	0
Warrants Exercised	0	0	0
Warrants Expired	0	0	0
Warrants, Ending Balance	4,178,782	274,420	174,420	174,420
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance	$ 7.08	$ 10.00	$ 10.00		$ 2.00	$ 2.00
Weighted Average Exercise Price,Granted	$ 2.69	$ 2.00
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Expired	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Warrants Outstanding Ending Balance	$ 2.98	$ 7.08	$ 10.00	$ 10.00	$ 2.00	$ 2.00
Warrants Weighted Average Remainder Contractual Terms Granted	6 years 8 months 12 days	7 years	0 years
Weighted Average Remainder Contractual Term in Years, Exercised	0 years	0 years	0 years
Weighted Average Remainder Contractual Term in Years, Expired	0 years	0 years	0 years
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding	6 years 2 months 12 days	4 years 2 months 12 days	3 years 9 months 18 days	4 years 9 months 18 days
Scenario, Previously Reported
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Warrants Outstanding Ending Balance		$ 8.00